Schedule of Finance Leases Liabilities (Details)	Sep. 30, 2025 USD ($)	Sep. 30, 2025 HKD ($)	Sep. 30, 2024 HKD ($)
Finance Lease Liabilities
Current portion of finance lease liabilities	$ 60,039	$ 467,277	$ 202,349
Non-current finance lease liabilities	160,072	1,245,823	504,770
Finance Lease, Liability	$ 220,111	$ 1,713,100	$ 707,119